Label	Element	Value
Cash	ifrs-full_Cash	$ 867
Cash	ifrs-full_Cash	5,184
Term deposits	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	4,248
Term deposits	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	$ 10,216